Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table provides a reconciliation of the Company’s net income (loss) from discontinued operations presented in the consolidated statements of operations for the years ended December 31, 2024 and 2023. Cash flows of discontinued operations are presented within the Consolidated Statements of Cash Flows for 2024 and 2023 only. During the year ended December 31, 2024, the Company disposed of its interests in GEH Singapore in its entirety and closed the remaining operations of Edmodo. As a result, the Company does not have any assets of liabilities that qualify for presentation as discontinued operations as of December 31, 2024. There was no activity associated with discontinued operations in 2025. There are no interest or other corporate costs allocated to discontinued operations in financial results presented below.

	Year Ended December 31
	2024			2023
	GEH Singapore	Edmodo	Total	GEH Singapore	Edmodo	Total
Revenue	$29,115	$—	$29,115	$1,808	$—	$1,808
Cost of revenue	25,045	—	25,045	1,237	(119)	1,118
Gross profit	4,070	—	4,070	571	119	690

Operating expenses:
General and administrative	4,494	64	4,558	355	900	1,255
Research and development	—	—	—	—	41	41
Sales and marketing	457	—	457	11	1	12
Total operating expenses	4,951	64	5,015	366	942	1,308

Operating (loss) profit from discontinued operations	(881)	(64)	(945)	205	(823)	(618)

Other income (expense):
Interest expense	(43)	—	(43)	(3)	—	(3)
Gain on disposition of GEH Singapore	9,255	—	9,255	—	—	—
Other income (expense)	439	—	439	(3)	—	(3)
Total other income (expense)	9,651	—	9,651	(6)	—	(6)

Income (loss) from discontinued operations, before income taxes	8,770	(64)	8,706	199	(823)	(624)
Income tax benefit	19	—	19	19	—	19
Income (loss) from discontinued operations, net of tax	8,789	(64)	8,725	218	(823)	(605)
Net loss (income) attributable to non-controlling interests	(33)	—	(33)	33	—	33
Net income (loss) attributable to Mynd	$8,822	$(64)	$8,758	$185	$(823)	$(638)